Segment information - Reconciliation from the Adjusted EBITA to the consolidated net income (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2017 USD ($)	Mar. 31, 2017 CNY (¥)	Mar. 31, 2016 CNY (¥)	Mar. 31, 2015 CNY (¥)
Share-based compensation expense		¥ (15,995)	¥ (16,082)	¥ (13,028)
Amortization of intangible assets	$ (744)	(5,122)	(2,931)	(2,089)
Impairment of goodwill		0	(455)	(175)
Consolidated income from operations	6,981	48,055	29,102	23,135
Interest and investment income, net	1,244	8,559	52,254	9,455
Interest expenses	(388)	(2,671)	(1,946)	(2,750)
Other income, net	884	6,086	2,058	2,486
Income tax expenses	(2,002)	(13,776)	(8,449)	(6,416)
Share of results of equity investees		(5,027)	(1,730)	(1,590)
Net income	$ 5,989	41,226	71,289	24,320
Total segments
Adjusted EBITA		72,289	51,507	40,696
Share-based compensation expense		(11,666)	(11,646)	(9,089)
Amortization of intangible assets		(4,804)	(2,641)	(1,878)
Consolidated income from operations		55,819	37,220	29,729
Unallocated
Adjusted EBITA		(3,117)	(2,937)	(2,269)
Share-based compensation expense		(4,329)	(4,436)	(3,939)
Amortization of intangible assets		(318)	(290)	(211)
Impairment of goodwill			(455)	(175)
Consolidated income from operations		¥ (7,764)	¥ (8,118)	¥ (6,594)